Summary of Significant Accounting Policies - Property and equipment, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Total property and equipment	$ 164,938	$ 164,938
Less: Accumulated depreciation	$ (164,938)	(159,925)
Property and equipment, net		5,013
Computers, peripheral, and scientific equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total property and equipment	$ 85,489	85,489
Office furniture and equipment
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total property and equipment	$ 79,449	$ 79,449